Lease - Summary of Changes in Allowance For Doubtful Accounts of Finance Lease Receivables (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in the allowance for doubtful accounts of finance lease receivables [Abstract]
Beginning balance	₩ 990	₩ 862
Bad debt expense	0	128
Reversal of allowance for doubtful accounts	(222)	0
Ending balance	₩ 768	₩ 990